The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.6%
Aerospace  — 2.2%
32,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 1,797,440
14,000 Allied Motion Technologies Inc. ....... 541,100
7,000 Avio SpA ....................... 70,829
15,000 Kaman Corp. .................... 342,900
1,000 L3Harris Technologies Inc. ........... 196,240
256,666 Rolls-Royce Holdings plc† ........... 471,832
3,420,341
Agriculture  — 0.3%
12,000 American Vanguard Corp. ........... 262,560
12,000 Limoneira Co. .................... 199,920
462,480
Automotive  — 2.0%
4,000 Daimler Truck Holding AG† .......... 134,955
4,100 Ferrari NV ...................... 1,110,854
138,800 Iveco Group NV† ................. 1,313,362
22,000 Traton SE ....................... 430,178
2,989,349
Automotive: Parts and Accessories  — 2.3%
50,013 Brembo SpA ..................... 732,228
98,000 Dana Inc. ....................... 1,474,900
15,000 Garrett Motion Inc.† ............... 114,900
2,000 Linamar Corp. ................... 96,234
33,000 Modine Manufacturing Co.† .......... 760,650
9,000 Uni-Select Inc.† .................. 310,322
3,489,234
Aviation: Parts and Services  — 0.8%
15,500 AAR Corp.† ..................... 845,525
1,000 Curtiss-Wright Corp. ............... 176,260
5,000 Ducommun Inc.† ................. 273,550
1,295,335
Broadcasting  — 2.8%
59,364 Beasley Broadcast Group Inc., Cl. A† .... 48,886
5,500 Cogeco Inc. ..................... 247,551
205,000 Corus Entertainment Inc., Cl. B ........ 260,896
300,000 Grupo Televisa SAB, ADR ............ 1,587,000
240,000 ITV plc ......................... 245,141
500 Liberty Broadband Corp., Cl. A† ....... 41,060
103 Liberty Broadband Corp., Cl. C† ....... 8,415
2,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ........................ 56,180
188 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 5,262
77,500 Sinclair Broadcast Group Inc., Cl. A ..... 1,329,900
25,000 Sirius XM Holdings Inc. ............. 99,250
20,000 TEGNA Inc. ..................... 338,200
4,267,741
Shares
Market
Value
Building and Construction  — 1.2%
12,241 Arcosa Inc. ...................... $ 772,529
3,500 Bouygues SA .................... 118,010
1,000 Carrier Global Corp. ............... 45,750
12,000 IES Holdings Inc.† ................ 517,080
6,000 Johnson Controls International plc ..... 361,320
1,814,689
Business Services  — 4.7%
72,000 Diebold Nixdorf Inc.† .............. 86,400
40,500 Herc Holdings Inc. ................ 4,612,950
67,000 JCDecaux SE† ................... 1,403,093
13,500 Loomis AB ...................... 461,750
50,000 Rentokil Initial plc ................. 364,899
4,000 Ströeer SE & Co. KGaA ............. 211,087
7,140,179
Cable and Satellite  — 1.8%
3,600 Cogeco Communications Inc. ......... 175,352
40,000 Liberty Global plc, Cl. A† ............ 780,000
58,000 Liberty Global plc, Cl. C† ............ 1,182,040
51,000 Megacable Holdings SAB de CV ....... 130,472
5,000 Shaw Communications Inc., Cl. B ...... 149,550
35,500 WideOpenWest Inc.† ............... 377,365
2,794,779
Computer Software and Services  — 0.3%
8,955 CareCloud Inc.† .................. 29,999
5,000 Donnelley Financial Solutions Inc.† ..... 204,300
5,000 PAR Technology Corp.† ............. 169,800
404,099
Consumer Products  — 3.5%
10,000 BellRing Brands Inc.† .............. 340,000
27,000 Edgewell Personal Care Co. .......... 1,145,340
29,000 Energizer Holdings Inc. ............. 1,006,300
5,500 Essity AB, Cl. B ................... 157,067
300 L'Oreal SA ...................... 133,800
12,000 Marine Products Corp. ............. 158,280
15,000 Mattel Inc.† ..................... 276,150
45,000 Nintendo Co. Ltd., ADR ............. 436,050
5,500 Salvatore Ferragamo SpA ............ 100,506
37,000 Scandinavian Tobacco Group A/S ...... 733,607
6,000 Shiseido Co. Ltd. ................. 279,315
7,000 Spectrum Brands Holdings Inc. ....... 463,540
2,000 Unilever plc, ADR ................. 103,860
5,333,815
Consumer Services  — 1.1%
3,000 Allegion plc ..................... 320,190
11,500 Ashtead Group plc ................ 703,362
500 Boyd Group Services Inc. ............ 79,926
350 Cie de L'Odet SE .................. 542,792
1,646,270

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial  — 6.4%
105,000 Ampco-Pittsburgh Corp.† ........... $ 257,250
34,700 Ardagh Group SA† ................ 353,940
4,000 AZZ Inc. ........................ 164,960
3,000 Crane Holdings Co. ................ 340,500
20,000 EnPro Industries Inc. ............... 2,077,800
33,500 Greif Inc., Cl. A ................... 2,122,895
19,000 Griffon Corp. .................... 608,190
700 Haynes International Inc. ............ 35,063
8,000 Jardine Matheson Holdings Ltd. ....... 388,560
2,400 Moog Inc., Cl. A .................. 241,800
25,500 Myers Industries Inc. .............. 546,465
5,000 Smiths Group plc ................. 105,874
22,000 Steel Partners Holdings LP† .......... 965,569
8,500 Sulzer AG ....................... 719,520
40,000 Toray Industries Inc. ............... 227,874
40,000 Tredegar Corp. ................... 365,200
12,000 Trinity Industries Inc. ............... 292,320
7,000 Wartsila OYJ Abp ................. 65,955
9,879,735
Educational Services  — 0.1%
15,000 Universal Technical Institute Inc.† ...... 110,700
Electronics  — 2.7%
7,500 Flex Ltd.† ....................... 172,575
30,000 Mirion Technologies Inc.† ........... 256,200
20,000 Resideo Technologies Inc.† .......... 365,600
37,000 Sony Group Corp., ADR ............. 3,354,050
4,148,425
Energy and Utilities: Alternative Energy  — 0.1%
2,000 NextEra Energy Partners LP .......... 121,500
Energy and Utilities: Electric  — 0.8%
31,200 Algonquin Power & Utilities Corp. ...... 261,789
7,500 Fortis Inc. ...................... 318,813
13,500 PNM Resources Inc. ............... 657,180
1,237,782
Energy and Utilities: Integrated  — 1.1%
17,000 Avista Corp. ..................... 721,650
3,500 Emera Inc. ...................... 143,781
15,500 Hawaiian Electric Industries Inc. ....... 595,200
100,000 Hera SpA ....................... 282,187
1,742,818
Energy and Utilities: Natural Gas  — 1.0%
24,000 National Fuel Gas Co. .............. 1,385,760
1,200 Southwest Gas Holdings Inc. ......... 74,940
1,460,700
Shares
Market
Value
Energy and Utilities: Services  — 0.9%
42,000 Dril-Quip Inc.† ................... $ 1,204,980
3,000 Pineapple Energy Inc.† ............. 4,770
2,000 Weatherford International plc† ........ 118,700
1,328,450
Energy and Utilities: Water  — 2.4%
70,000 Beijing Enterprises Water Group Ltd. .... 17,478
1,400 Consolidated Water Co. Ltd. .......... 23,002
17,000 Mueller Water Products Inc., Cl. A ..... 236,980
90,000 Primo Water Corp. ................ 1,381,500
56,000 Severn Trent plc .................. 1,988,859
3,647,819
Entertainment  — 6.3%
231,500 Entain plc ....................... 3,588,293
6,900 GAN Ltd.† ...................... 8,901
10,000 Golden Entertainment Inc.† .......... 435,100
10,000 IMAX Corp.† .................... 191,800
30,000 Liberty Media Corp.- Liberty Braves, Cl. A† 1,037,400
27,011 Liberty Media Corp.- Liberty Braves, Cl. C† 910,000
2,500 Madison Square Garden Entertainment
Corp.† ....................... 147,675
4,600 Madison Square Garden Sports Corp. ... 896,310
6,000 Manchester United plc, Cl. A ......... 132,900
22,000 Paramount Global, Cl. A ............. 568,480
6,500 Ubisoft Entertainment SA† ........... 172,425
15,000 Universal Music Group NV ........... 379,114
80,000 Vivendi SE ...................... 806,868
20,000 Warner Bros Discovery Inc.† ......... 302,000
9,577,266
Environmental Services  — 0.9%
18,000 Renewi plc† ..................... 134,783
6,000 Stericycle Inc.† ................... 261,660
20,000 TOMRA Systems ASA .............. 336,205
5,000 Waste Connections Inc. ............. 695,350
1,427,998
Equipment and Supplies  — 4.4%
1,700 A.O. Smith Corp. .................. 117,555
24,500 Commercial Vehicle Group Inc.† ....... 178,850
31,500 Flowserve Corp. .................. 1,071,000
11,000 Graco Inc. ...................... 803,110
17,000 Interpump Group SpA .............. 952,245
33,000 Mueller Industries Inc. .............. 2,424,840
1,400 Snap-on Inc. .................... 345,646
5,000 Watts Water Technologies Inc., Cl. A .... 841,600
6,734,846
Financial Services  — 3.7%
1,250 Credit Acceptance Corp.† ............ 545,050
5,800 EXOR NV† ...................... 477,041
51,000 FinecoBank Banca Fineco SpA ........ 782,077

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
100 First Citizens BancShares Inc., Cl. A .... $ 97,310
36,000 Flushing Financial Corp. ............. 536,040
22,000 FTAI Aviation Ltd. ................. 615,120
170,000 GAM Holding AG† ................. 103,306
1,000 Groupe Bruxelles Lambert NV ........ 85,133
11,000 I3 Verticals Inc., Cl. A† ............. 269,830
8,000 Janus Henderson Group plc .......... 213,120
20,000 Kinnevik AB, Cl. A† ................ 324,887
25,000 Kinnevik AB, Cl. B† ................ 372,146
25,000 Post Holdings Partnering Corp.† ....... 255,250
1,800 PROG Holdings Inc.† .............. 42,822
70,000 Resona Holdings Inc. .............. 337,149
20,000 Synovus Financial Corp. ............ 616,600
5,672,881
Food and Beverage  — 14.0%
7,000 Britvic plc ...................... 76,940
280 Chocoladefabriken Lindt & Spruengli AG . 3,305,099
40,500 Chr. Hansen Holding A/S ............ 3,071,688
70,000 ChromaDex Corp.† ................ 107,100
130,000 Davide Campari-Milano NV .......... 1,586,081
7,000 Fevertree Drinks plc ............... 110,876
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 856,710
1,000 Heineken Holding NV ............... 91,694
39,000 ITO EN Ltd. ..................... 1,270,382
14,000 Kameda Seika Co. Ltd. .............. 463,416
10,500 Kerry Group plc, Cl. A .............. 1,047,627
39,000 Kikkoman Corp. .................. 1,979,740
7,500 Luckin Coffee Inc., ADR† ............ 206,325
97,000 Maple Leaf Foods Inc. .............. 1,876,841
105,000 Nissin Foods Co. Ltd. .............. 92,695
25,000 Nomad Foods Ltd.† ................ 468,500
5,000 Post Holdings Inc.† ................ 449,350
190,000 Premier Foods plc ................. 285,949
9,000 Remy Cointreau SA ................ 1,639,764
1,800 Symrise AG ..................... 195,600
12,000 The Hain Celestial Group Inc.† ........ 205,800
9,000 Treasury Wine Estates Ltd. ........... 78,630
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 436,693
215,000 Vitasoy International Holdings Ltd. ..... 416,311
16,000 Yakult Honsha Co. Ltd. ............. 1,160,459
21,480,270
Health Care  — 5.6%
18,237 Avantor Inc.† .................... 385,530
11,000 Bausch + Lomb Corp.† ............. 191,510
40,000 Bausch Health Cos. Inc.† ............ 324,000
600 Bio-Rad Laboratories Inc., Cl. A† ...... 287,412
150 Bio-Rad Laboratories Inc., Cl. B† ...... 71,861
2,000 Cardiovascular Systems Inc.† ........ 39,720
Shares
Market
Value
5,000 Catalent Inc.† .................... $ 328,550
500 Charles River Laboratories International
Inc.† ........................ 100,910
450 Chemed Corp. ................... 241,988
11,500 Cutera Inc.† ..................... 271,630
3,000 DaVita Inc.† ..................... 243,330
10,000 DENTSPLY SIRONA Inc. ............ 392,800
4,000 Endo International plc† ............. 280
13,000 Evolent Health Inc., Cl. A† ........... 421,850
1,000 Gerresheimer AG ................. 98,852
5,000 Halozyme Therapeutics Inc.† ......... 190,950
700 Harmony Biosciences Holdings Inc.† ... 22,855
6,000 Henry Schein Inc.† ................ 489,240
1,750 ICU Medical Inc.† ................. 288,680
5,000 Idorsia Ltd.† ..................... 54,757
20,000 InfuSystem Holdings Inc.† ........... 155,000
7,500 Integer Holdings Corp.† ............. 581,250
13,000 Option Care Health Inc.† ............ 413,010
33,000 Patterson Cos. Inc. ................ 883,410
34,000 Perrigo Co. plc ................... 1,219,580
700 STERIS plc ...................... 133,896
5,400 SurModics Inc.† .................. 123,012
1,800 Teladoc Health Inc.† ............... 46,620
7,000 Tenet Healthcare Corp.† ............. 415,940
400 The Cooper Companies Inc. .......... 149,344
8,567,767
Hotels and Gaming  — 2.6%
2,500 Caesars Entertainment Inc.† .......... 122,025
901 Flutter Entertainment plc† ........... 162,609
24,000 Full House Resorts Inc.† ............ 173,520
40,000 International Game Technology plc ..... 1,072,000
656,250 Mandarin Oriental International Ltd.† ... 1,135,312
9,000 MGM Resorts International .......... 399,780
300,000 The Hongkong & Shanghai Hotels Ltd.† . 298,857
5,500 Wynn Resorts Ltd.† ............... 615,505
3,979,608
Machinery  — 5.1%
21,000 Astec Industries Inc. ............... 866,250
165,000 CNH Industrial NV, Borsa Italiana ...... 2,519,510
224,000 CNH Industrial NV, New York ......... 3,420,480
2,400 Tennant Co. ..................... 164,472
13,000 Twin Disc Inc.† ................... 125,060
7,500 Xylem Inc. ...................... 785,250
7,881,022
Manufactured Housing and Recreational Vehicles  — 0.5%
2,600 Cavco Industries Inc.† .............. 826,124
Metals and Mining  — 0.7%
2,000 ATI Inc.† ....................... 78,920
25,000 Cameco Corp. .................... 654,250

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining (Continued)
140,000 Sierra Metals Inc.† ................ $ 41,160
4,000 TimkenSteel Corp.† ................ 73,360
5,800 Wheaton Precious Metals Corp. ....... 279,328
1,127,018
Publishing  — 0.6%
1,400 Graham Holdings Co., Cl. B .......... 834,176
10,000 The E.W. Scripps Co., Cl. A† .......... 94,100
928,276
Real Estate  — 0.6%
7,500 Indus Realty Trust Inc., REIT ......... 497,175
20,000 Starwood Property Trust Inc., REIT ..... 353,800
37,000 Trinity Place Holdings Inc.† .......... 17,760
868,735
Retail  — 2.0%
5,000 AutoNation Inc.† .................. 671,800
600 Biglari Holdings Inc., Cl. A† .......... 504,294
8,000 Camping World Holdings Inc., Cl. A .... 166,960
4,186 Hertz Global Holdings Inc.† .......... 68,190
361 Hertz Global Holdings Inc., New York† .. 5,881
7,500 MarineMax Inc.† .................. 215,625
5,500 Movado Group Inc. ................ 158,235
1,500 Penske Automotive Group Inc. ........ 212,715
10,000 PetIQ Inc.† ...................... 114,400
20,000 Pets at Home Group plc ............. 91,039
8,000 Rush Enterprises Inc., Cl. B .......... 479,120
225,000 Sun Art Retail Group Ltd. ............ 90,288
3,000 TravelCenters of America Inc.† ........ 259,500
3,038,047
Specialty Chemicals  — 2.3%
7,500 Ashland Inc. ..................... 770,325
2,000 Darling Ingredients Inc.† ............ 116,800
53,000 Element Solutions Inc. .............. 1,023,430
2,000 H.B. Fuller Co. ................... 136,900
13,547 Huntsman Corp. .................. 370,646
4,000 Perimeter Solutions SA† ............ 32,320
14,000 SGL Carbon SE† .................. 138,013
6,000 T. Hasegawa Co. Ltd. ............... 134,257
2,000 Takasago International Corp. ......... 39,420
700 Treatt plc ....................... 5,026
22,000 Valvoline Inc. .................... 768,680
3,535,817
Telecommunications  — 0.9%
5,000 Gogo Inc.† ...................... 72,500
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 44,460
100,000 Pharol SGPS SA† ................. 5,878
33,000 Telekom Austria AG ................ 248,730
Shares
Market
Value
16,000 Telephone and Data Systems Inc. ...... $ 168,160
24,000 Telesat Corp.† ................... 206,400
60,000 Vodafone Group plc, ADR ........... 662,400
1,408,528
Transportation  — 1.2%
64,000 Bollore SE ...................... 394,932
22,000 FTAI Infrastructure Inc. ............. 66,000
12,500 GATX Corp. ..................... 1,375,250
1,836,182
Wireless Communications  — 0.7%
43,500 Millicom International Cellular SA, SDR† . 823,352
14,000 United States Cellular Corp.† ......... 290,220
1,113,572
TOTAL COMMON STOCKS ......... 138,740,197
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Corp., Ser. A, 8.625% ......... 249,500
Retail  — 0.0%
450 Qurate Retail Inc., 8.000%, 03/15/31 .... 13,190
TOTAL PREFERRED STOCKS ........ 262,690
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
21,734 Garrett Motion Inc., Ser. A,
11.000% ..................... 193,215
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Energy Inc., CVR†(a) ....... 48,538
Health Care  — 0.0%
45,000 Achillion Pharmaceuticals Inc., CVR† ... 22,500
1,500 Tobira Therapeutics Inc., CVR†(a) ...... 0
22,500
TOTAL RIGHTS ................ 71,038
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 35,194
Energy and Utilities: Services  — 0.0%
539 Weatherford International plc, expire
12/13/23† ..................... 261
TOTAL WARRANTS .............. 35,455

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 9.1%
$ 14,005,000 U.S. Treasury Bills,
4.493% to 5.098%††, 04/20/23 to
09/07/23 ...................... $ 13,886,573
TOTAL INVESTMENTS — 100.0% ....
(Cost $123,825,493) ............. $ 153,189,168
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 55.5% $ 84,931,399
Europe .............................. 30.2 46,312,471
Japan ............................... 6.3 9,682,113
Canada .............................. 4.2 6,504,851
Asia/Pacific ......................... 2.1 3,161,150
Latin America ....................... 1.7 2,597,184
Total Investments ................... 100.0% $ 153,189,168